COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of assets pledged	Assets Pledged

	2018	2017
Carrying value of consolidated assets pledged under ship mortgages	$1,527 million	$1,908 million